Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 6,100
2024	6,100
2025	15,050
2026 and thereafter	38,500
Total	$ 65,750